Statement of cash flows	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Statement of cash flows

47.	Statement of cash flows

(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Cash and due from banks	~~W~~	22,682,652	—	—
Cash and due from banks at amortized cost		—	17,363,450	28,435,818
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(3,010,471)	(3,008,188)	(3,349,719)
Restricted due from banks		(13,435,531)	(6,175,506)	(16,506,925)

	~~W~~	6,236,650	8,179,756	8,579,174

(b)	Significant non-cash activities for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Debt-equity swap	~~W~~	32,530	28,759	224,093
Transfers from construction-in-progress to property and equipment		14,285	6,319	76,004
Transfers between property and equipment and investment property		91,782	28,199	104,573
Transfers between assets held for sale and property and equipment		5,336	80	455
Transfers between investment property and assets held for sale		6,306	—	15,795
Accounts payable for purchase of intangible assets, etc.		—	1,047	472,798
Transaction for right-of-use assets		—	—	1,376,764

(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Assets		Liabilities
	Derivative assets		Derivative liabilities	Borrowings	Debentures	Total
Balance at January 1, 2018	~~W~~	3,966	146,278	27,586,610	51,340,821	79,077,675
Changes from cash flows		(5,845)	(12,002)	1,772,203	11,798,466	13,552,822
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	—	181,050	335,935	516,985
Changes in foreign currency exchange rate		—	—	955,512	229,277	1,184,789
Others		9,356	(49,697)	(676,833)	(476,800)	(1,193,974)

Balance at December 31, 2018	~~W~~	7,477	84,579	29,818,542	63,227,699	93,138,297

	2019
	Assets		Liabilities
	Derivative assets		Derivative liabilities	Borrowings	Debentures	Lease liabilities (*)	Total
Balance at January 1, 2019	~~W~~	7,477	84,579	29,818,542	63,227,699	536,842	93,675,139
Changes from cash flows		—	(21,958)	5,017,269	11,201,673	(269,362)	15,927,622
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	—	58,320	352,524	11,291	422,135
Changes in foreign currency exchange rate		—	—	173,623	282,534	—	456,157
Others		47,020	(13,946)	(204,598)	298,934	792,901	920,311
Business combination(Note 50)		—	—	—	—	32,587	32,587

Balance at December 31, 2019	~~W~~	54,497	48,675	34,863,156	75,363,364	1,104,259	111,433,951

(*)	At the beginning balance of 2019, the lease liabilities are included due to the adoption of IFRS 16.